Vessel Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Expenses [Abstract]
Crew wages and related costs	$ 39,473	$ 38,083	$ 36,821
Insurance	5,263	4,749	3,601
Repairs, maintenance and drydocking costs	16,354	12,148	8,797
Spares, stores and provisions	18,738	16,623	15,473
Lubricants	5,479	5,068	3,846
Taxes	606	674	690
Miscellaneous	3,288	2,866	2,821
Total	$ 89,201	$ 80,211	$ 72,049